Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2019
Pension and Postretirement Benefit Plans [Abstract]
Pension and Postretirement Benefit Plans
Note 16. Pension and Postretirement Benefit Plans

Turning Point has a defined benefit pension plan. Benefits for hourly employees were based on a stated benefit per year of service, reduced by amounts earned in a previous plan. Benefits for salaried employees were based on years of service and the employees’ final compensation. The defined benefit pension plan is frozen. Turning Point’s policy is to make the minimum amount of contributions that can be deducted for federal income taxes. Turning Point expects to make no contributions to the pension plan in 2020. In the second quarter of 2018, Turning Point made mutually agreed upon lump-sum payments to certain individuals covered by the defined benefit pension plan which resulted in a curtailment loss of approximately $0.3 million during the second quarter of 2018, which is reported within “Net periodic benefit (income), excluding service cost” within the consolidated statements of (loss) income. In the fourth quarter 2019, Turning Point elected to terminate the defined benefit pension plan, effective December 31, 2019 with final distributions to be made in 2020.

Turning Point sponsored a defined benefit postretirement plan that covered hourly employees. This plan provides medical and dental benefits. This plan is contributory with retiree contributions adjusted annually. Turning Point’s policy is to make contributions equal to benefits paid during the year. In the fourth quarter 2019, Turning Point amended the plan to cease benefits effective June 30, 2020. The plan amendment eliminated a significant amount of the benefits under the plan, resulting in a curtailment of $3.1 million. The curtailment resulted in $1.8 million being reclassified from other comprehensive income to income. The total gain on the curtailment was $4.9 million and is recorded in net periodic (benefit) expense, excluding service cost in the consolidated statement of (loss) income for the year ended December 31, 2019. Turning Point expects to contribute approximately $0.1 million to its postretirement plan in 2020 for payment of benefits.

The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets for the years ended December 31, 2019 and 2018, and a statement of the funded status:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Reconciliation of benefit obligations:
Benefit obligation at January 1	$13,700	$17,121	$3,305	$4,217
Service cost	104	104	-	-
Interest cost	520	553	101	117
Actuarial loss (gain)	916	(1,157)	-	(527)
Assumptions	-	-	-	(323)
Settlement/curtailment	-	(1,866)	(3,207)	-
Benefits paid	(1,023)	(1,055)	(84)	(179)
Benefit obligation at December 31	$14,217	$13,700	$115	$3,305

Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$14,923	$17,517	$-	$-
Actual return on plan assets	2,003	327	-	-
Employer contribution	-	-	84	179
Settlement/curtailment	-	(1,866)	-	-
Benefits paid	(1,023)	(1,055)	(84)	(179)
Fair value of plan assets at December 31	$15,903	$14,923	$-	$-

Funded status:
Funded status at December 31	$1,686	$1,223	$(115)	$(3,305)
Unrecognized net actuarial loss (gain)	1,827	2,416	(54)	(1,929)
Net amount recognized	$3,513	$3,639	$(169)	$(5,234)

Accumulated benefit obligations did not exceed plan assets at December 31, 2019 or 2018 for Turning Point’s pension plan.

The asset allocation for Turning Point’s defined benefit plan, by asset category, follows:

	Target Allocation	Percentage of Plan Assets at December 31,
	2020	2019	2018
Asset category:
Debt securities	100.0%	88.5%	84.8%
Cash	0.0%	11.5%	15.2%
Total	100.0%	100.0%	100.0%

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is the description of the valuation methodologies used for assets measured at fair value subsequent to initial recognition. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while Turning Point believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2019 and 2018.

Pooled Separate Accounts: Valued at the net asset value (NAV) of shares held by the plan at year end.

Guaranteed Deposit Account: Valued at contract value, which approximates fair value.

Assets measured at fair value on a recurring basis: The table below presents the balances of the plan’s assets measured at fair value on a recurring basis by level within the fair value hierarchy:

(In thousands)	Total	Level 1	Level 2	Level 3
December 31, 2019
Pooled separate accounts	$14,079	$-	$14,079	$-
Guaranteed deposit account	1,824	-	-	1,824
Total assets at fair value at end of period	$15,903	$-	$14,079	$1,824

December 31, 2018
Pooled separate accounts	$12,658	$-	$12,658	$-
Guaranteed deposit account	2,265	-	-	2,265
Total assets at fair value at end of period	$14,923	$-	$12,658	$2,265

Level 3 Gains and Losses: The table below sets forth a summary of changes in the fair value of the Guaranteed Deposit Account:

(In thousands)	Guaranteed Deposit Account
Balance at December 31, 2017	$4,721
Total gains (losses), realized/unrealized
Return on plan assets	81
Purchases, sales, and settlements, net	(2,537)
Balance at December 31, 2018	2,265
Total gains (losses), realized/unrealized
Return on plan assets	45
Purchases, sales, and settlements, net	(486)
Balance at December 31, 2019	$1,824

Turning Point’s investment philosophy is to earn a reasonable return without subjecting plan assets to undue risk. Turning Point uses one management firm to manage plan assets, which are invested in equity and debt securities. Turning Point’s investment objective is to match the duration of the debt securities with the expected payments.

The following table provides the amounts recognized in the consolidated balance sheets as of December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Prepaid asset	$1,686	$1,223	$-	$-
Accrued benefit cost	-	-	(115)	(3,305)
Accumulated other comprehensive loss, unrecognized net gain (loss)	1,827	2,416	(54)	(1,929)
Total	$3,513	$3,639	$(169)	$(5,234)

The amounts in accumulated other comprehensive (loss) income that are expected to be recognized in net periodic benefit costs in 2020 is a loss of $1.8 million for pension.

The following table provides the components of net periodic pension and postretirement benefit costs and total costs for the plans for the years ended December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Service cost	$104	$104	$-	$-
Interest cost	520	553	101	117
Expected return on plan assets	(645)	(949)	-	-
Amortization of (gains) losses	147	186	(169)	(81)
Curtailment loss (gain)	-	306	(4,915)	-
Net periodic benefit cost	$126	$200	$(4,983)	$36

Turning Point is required to make assumptions regarding such variables as the expected long-term rate of return on plan assets and the discount rate applied to determine service cost and interest cost. The rate of return on assets used is determined based upon analysis of the plans’ historical performance relative to the overall markets and mix of assets. The assumptions listed below represent management’s review of relevant market conditions and have been adjusted, as appropriate. A discount rate was not used for postretirement benefits in 2019 as all benefits will be paid in less than one year. The weighted average assumptions used in the measurement of Turning Point’s benefit obligation are as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2018
Discount rate	3.00%	4.00%	4.25%

The weighted average assumptions used to determine net periodic pension and postretirement costs are as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2018
Discount rate	4.0%	3.8%	3.3%
Expected return on plan assets	4.5%	6.0%	0.0%

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Period	Pension Benefits (in thousands)
2020	$1,036
2021	1,028
2022	1,003
2023	994
2024	964
2025-2029	4,489

Turning Point also sponsors a voluntary 401(k) retirement savings plan. Eligible employees may elect to contribute up to 15% of their annual earnings subject to certain limitations. For the 2019 and 2018 Plan Years, Turning Point contributed 4% to those employees contributing 4% or greater. For those employees contributing less than 4%, Turning Point matched the contribution by 100%. Additionally, for all years presented, Turning Point made discretionary contributions of 1% to all employees, regardless of an employee’s contribution level. Turning Point’s contributions to this plan were approximately $1.5 million for 2019 and $1.2 million for 2018.